INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 21,891
Balance at end of year	21,714	$ 21,891
Net book value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,891	21,972	$ 7,023
Balance at end of year	21,714	21,891	21,972
Net book value [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,800	21,800	6,800
Balance at end of year	21,696	21,800	21,800
Net book value [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	91	172	223
Balance at end of year	18	91	172
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	22,512	22,506	7,463
Additions during year		6	15,043
Deletions during year	104
Balance at end of year	22,408	22,512	22,506
Cost [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,896	21,896	6,896
Additions during year			15,000
Deletions during year	104
Balance at end of year	21,792	21,896	21,896
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	616	610	567
Additions during year		6	43
Deletions during year
Balance at end of year	616	616	610
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	621	534	440
Additions during year	73	87	94
Deletions during year
Balance at end of year	694	621	534
Accumulated depreciation and impairment [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	96	96	96
Additions during year
Deletions during year
Balance at end of year	96	96	96
Accumulated depreciation and impairment [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	525	438	344
Additions during year	73	87	94
Deletions during year
Balance at end of year	$ 598	$ 525	$ 438